Right-of-Use Assets and Lease Liabilities - Schedule of Future Maturities Lease Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lease associated to:
Total	$ 78,510	$ 97,037
Demand [Member]
Lease associated to:
Total
Up to 1 month [Member]
Lease associated to:
Total	2,353	2,391
Over 1 month and up to 3 months [Member]
Lease associated to:
Total	4,702	4,770
Over 3 months and up to 12 months [Member]
Lease associated to:
Total	17,937	20,386
Over 1 year and up to 3 years [Member]
Lease associated to:
Total	34,690	39,028
Over 3 years and up to 5 years [Member]
Lease associated to:
Total	11,409	19,777
Over 5 years [Member]
Lease associated to:
Total	7,419	10,685
Buildings [Member]
Lease associated to:
Total	53,084	67,801
Buildings [Member] | Demand [Member]
Lease associated to:
Total
Buildings [Member] | Up to 1 month [Member]
Lease associated to:
Total	1,551	1,692
Buildings [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	3,099	3,374
Buildings [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	10,731	14,158
Buildings [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	19,628	23,675
Buildings [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	10,676	14,245
Buildings [Member] | Over 5 years [Member]
Lease associated to:
Total	7,399	10,657
ATMs [Member]
Lease associated to:
Total	25,426	29,236
ATMs [Member] | Demand [Member]
Lease associated to:
Total
ATMs [Member] | Up to 1 month [Member]
Lease associated to:
Total	802	699
ATMs [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	1,603	1,396
ATMs [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	7,206	6,228
ATMs [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	15,062	15,353
ATMs [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	733	5,532
ATMs [Member] | Over 5 years [Member]
Lease associated to:
Total	$ 20	$ 28